Financial Risk Management Objectives and Policies - Summary of Judgments of Reasonably Possible Movements (Details) - Post tax (loss)/profit impact [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
+0.50% (50 basis points) (2021:+0.50%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	$ 114,859	$ 359,442	$ 137,676
-0.50% (50 basis points) (2021:-0.50%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	(114,859)	(359,442)	(137,676)
AUD/USD +10% (2021:+10%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	(2,119,834)	(2,538,062)	219,569
AUD/USD -10% (2021:-10%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	$ 2,590,908	$ 3,102,076	$ (268,361)